Commitments And Contingencies Contingencies (Details) (USD $)		0 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended		1 Months Ended			0 Months Ended
	Dec. 28, 2013 Tyson Fresh Meats Inc [Member] Claims	Dec. 07, 2012 Garcia Case [Member]	Mar. 17, 2011 Garcia Case [Member]	Sep. 26, 2011 Bouaphakeo Case [Member]	Oct. 31, 2012 Bouaphakeo Case [Member]	May 31, 2013 Acosta Case [Member]	Oct. 26, 2013 Gomez Case [Member]	Dec. 28, 2013 Carter Case [Member]	Oct. 31, 2010 Tyson Prepared Foods Plant [Member] Plantiffs	Oct. 20, 2010 Tyson Prepared Foods Plant [Member] Claims	Jun. 30, 2005 Attorney General and the Secretary of the Environment of the State Of Oklahoma [Member] acre	Jun. 30, 2005 Attorney General and the Secretary of the Environment of the State Of Oklahoma [Member] Poultry Integrators [Member] Integrators	Jun. 30, 2005 Attorney General and the Secretary of the Environment of the State Of Oklahoma [Member] Subsidiaries [Member] Subsidiary	Jan. 30, 2014 Acosta Case [Member]
Loss Contingencies [Line Items]
Number of cases filed	11									1
Loss Contingency, Damages Awarded, Value			$ 503,011	$ 5,784,758		$ 5,733,943	$ 4,960,787							$ 18,774,989
Granted application for attorneys fees and expenses		3,609,723
Filed application for attorneys' fees and expenses					2,692,145
Loss Contingency, Settlement Amount								950,000
Loss Contingency, Number of Plaintiffs									6
Loss Contingency, Number of Defendants												6	3
Area of land encompassed, acres											1,000,000
Loss contingency, damages sought						$ 6,258,330					$ 800,000,000